Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

Net deferred tax items consist of the following components as of December 31, 2025 and 2024 (in thousands):

	Years Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryover	$19,548	$17,736
Net operating loss carryover - States	4,721	4,471
R&D credit carryforward	350	325
Stock-based compensation	500	390
R&D capitalization	2,537	2,210
Other	22	6
Deferred tax liabilities
Depreciation	(48)	(48)
Other	—	—
Valuation allowance	(27,630)	(25,090)
Net deferred tax asset	$—	$—

Schedule of Reconciliation of Statutory Federal Income Tax Rate

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income for the year ended December 31, 2025 due to the following (in thousands):

	Years Ended December 31,
	2025	2024
Book income (loss)	$(2,239)	$ (2,320)
Non deductible other expenses (M&E 50% and penalties)	1	1
State income taxes, net of federal tax benefit	(295)	(246)
Valuation allowance	2,540	2,565
	$—	$—